Derivative Warrant Liabilities - Schedule of Valuation of Derivative Warrant Liabilities (Details) (10-K) (Parenthetical)		12 Months Ended
	Nov. 28, 2016	Dec. 31, 2017
Reverse stock split	one-to-nine Reverse Stock Split
September 4, 2018 [Member]
Reverse stock split		one-for-15 reverse stock split